Expense Example, No Redemption - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Small Cap Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor Small Cap Growth Fund - Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,113
Fidelity Advisor Small Cap Growth Fund - Class M
Expense Example, No Redemption:
1 Year	495
3 Years	802
5 Years	1,130
10 Years	2,057
Fidelity Advisor Small Cap Growth Fund - Class I
Expense Example, No Redemption:
1 Year	100
3 Years	312
5 Years	542
10 Years	1,201
Fidelity Advisor Small Cap Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	$ 1,061